TAXES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2020
TAXES PAYABLE
Schedule of taxes payable

	2020	2019
Payroll charges	100,301	75,385
ICMS (state VAT)	99,430	47,244
COFINS (tax on revenue)	51,444	6,654
IPI (federal VAT)	38,153	13,252
IVA (value-added tax) and others	310,761	290,453
	600,089	432,988